UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB Richard Ellis Global Real Estate Securities, LLC
Address: 250 W. Pratt Street, Suite 2000

         Baltimore, MD  21201

13F File Number:  28-12075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Anagnos, CFA
Title:     Managing Director
Phone:     (410) 244-3168

Signature, Place, and Date of Signing:

     /s/ Jeremy Anagnos     Baltimore, MD/USA     August 06, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $471,894 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APARTMENT INVT & MGMT CO       CL A             03748r101     5374   106587 SH       SOLE                        0        0   106587
AVALONBAY CMNTYS INC           COM              053484101    25676   215986 SH       SOLE                    40660        0   175326
BIOMED REALTY TRUST INC        COM              09063H107    14834   590535 SH       SOLE                   112963        0   477572
BOSTON PROPERTIES INC          COM              101121101    27140   265739 SH       SOLE                    49830        0   215909
BRE PROPERTIES INC             CL A             05564E106     7128   120229 SH       SOLE                    19135        0   101094
BROOKFIELD PPTYS CORP          COM              112900105    20516   843927 SH       SOLE                   200498        0   643429
CAMDEN PPTY TR                 SH BEN INT       133131102    11568   172727 SH       SOLE                    32561        0   140166
CEDAR SHOPPING CTRS INC        COM NEW          150602209    10689   744899 SH       SOLE                    99111        0   645788
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108    13899   338918 SH       SOLE                    71995        0   266923
DCT INDUSTRIAL TRUST INC       COM              233153105     9740   905229 SH       SOLE                   139817        0   765412
DOUGLAS EMMETT INC             COM              25960p109    12089   488644 SH       SOLE                   107420        0   381224
ESSEX PPTY TR INC              COM              297178105      426     3664 SH       SOLE                        0        0     3664
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    11929   154402 SH       SOLE                    29135        0   125267
FIRST INDUSTRIAL REALTY TRUS   COM              32054k103     1609    41511 SH       SOLE                        0        0    41511
GENERAL GROWTH PPTYS INC       COM              370021107    21669   409239 SH       SOLE                    81779        0   327460
HEALTH CARE REIT INC           COM              42217k106    11747   291052 SH       SOLE                    44025        0   247027
HIGHWOODS PPTYS INC            COM              431284108     3153    84074 SH       SOLE                        0        0    84074
HOME PROPERTIES INC            COM              437306103     3609    69499 SH       SOLE                        0        0    69499
HOSPITALITY PPTYS TR           COM SH BEN INT   44106m102     5169   124594 SH       SOLE                        0        0   124594
HOST HOTELS & RESORTS INC      COM              44107p104    29211  1263458 SH       SOLE                   240158        0  1023300
INNKEEPERS USA TR              COM              4576j0104      552    31110 SH       SOLE                        0        0    31110
KIMCO REALTY CORP              COM              49446R109     4414   115943 SH       SOLE                        0        0   115943
KITE RLTY GROUP TR             COM              49803t102     7674   403485 SH       SOLE                    71011        0   332474
MACERICH CO                    COM              554382101     9439   114528 SH       SOLE                    23685        0    90843
MACK CALI RLTY CORP            COM              554489104      682    15690 SH       SOLE                        0        0    15690
PARKWAY PPTYS INC              COM              70159Q104     2757    57407 SH       SOLE                        0        0    57407
PROLOGIS                       SH BEN INT       743410102    26286   461973 SH       SOLE                    85610        0   376363
PUBLIC STORAGE                 COM              74460d109    13326   173468 SH       SOLE                    36335        0   137133
REGENCY CTRS CORP              COM              758849103    16171   229371 SH       SOLE                    39508        0   189863
SENIOR HSG PPTYS TR            SH BEN INT       81721m109     4379   215160 SH       SOLE                        0        0   215160
SIMON PPTY GROUP INC NEW       COM              828806109    40192   431987 SH       SOLE                    79675        0   352312
SL GREEN RLTY CORP             COM              78440x101    20286   163745 SH       SOLE                    32350        0   131395
STARWOOD HOTELS&RESORTS WRLD   COM              85590a401     7267   108352 SH       SOLE                    28857        0    79495
SUNSTONE HOTEL INVS INC NEW    COM              867892101    11717   412713 SH       SOLE                    73265        0   339448
TANGER FACTORY OUTLET CTRS I   COM              875465106     8442   225423 SH       SOLE                    36890        0   188533
TAUBMAN CTRS INC               COM              876664103     2742    55262 SH       SOLE                        0        0    55262
U STORE IT TR                  COM              91274f104     3162   192894 SH       SOLE                        0        0   192894
VENTAS INC                     COM              92276F100    14615   403172 SH       SOLE                    74910        0   328262
VORNADO RLTY TR                SH BEN INT       929042109    30616   278733 SH       SOLE                    56620        0   222113